UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Tracie A. Coop Secretary The China Fund, Inc. 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA — “A” SHARES
IT Services — (5.4%)
HAND Enterprise Solutions Co., Ltd. #	6,369,715	$20,290,740

TOTAL CHINA — “A” SHARES — (Cost $1,793,493)	5.4%	20,290,740

HONG KONG
Commercial Services & Supplies — (4.2%)
China Everbright International, Ltd. †(2)	26,730,000	14,819,270
Fook Woo Group Holdings, Ltd. *#(1)(2)	25,314,000	1,119,475

		15,938,745

Communications Equipment — (1.1%)
Comba Telecom Systems Holdings, Ltd. (2)	10,958,500	3,970,241

Diversified Financial Services — (1.5%)
Hong Kong Exchanges and Clearing, Ltd. (2)	306,500	5,820,933

Electronic Equipment & Instruments — (3.1%)
Digital China Holdings, Ltd. †(2)	7,256,000	11,731,518

Gas Utilities — (2.8%)
Enn Energy Holdings, Ltd. (2)	2,204,000	10,613,573

Health Care Equipment & Supplies — (1.2%)
Golden Meditech Holdings, Ltd. #	35,040,000	4,382,231

Hotels, Restaurants & Leisure — (0.0%)
FU JI Food and Catering Services Holdings Ltd. *^#(1)	5,462,000	—

Industrial Conglomerates — (1.3%)
Hutchison Whampoa, Ltd.	453,000	5,063,802

Internet Software & Services — (2.4%)
Tencent Holdings, Ltd.	262,100	9,171,413

Metals & Mining — (1.0%)
Tiangong International Co., Ltd. †	12,616,000	3,887,577

Oil, Gas & Consumable Fuels — (4.0%)
CNOOC, Ltd.	4,228,000	8,743,770

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG (continued)
Oil, Gas & Consumable Fuels (continued)
Kunlun Energy Co., Ltd.	3,122,000	$6,496,745

		15,240,515

Personal Products — (1.3%)
Natural Beauty Bio-Technology, Ltd. #	47,710,000	4,859,548

Pharmaceuticals — (2.7%)
China Medical System Holdings, Ltd.	11,669,300	10,020,247

Real Estate Management & Development — (8.6%)
China Resources Land, Ltd. (2)	3,436,000	10,432,862
Sun Hung Kai Properties, Ltd. (2)	1,331,000	21,828,534

		32,261,396

Semiconductors & Semiconductor Equipment — (1.1%)
ASM Pacific Technology, Ltd. (2)	323,600	4,084,610

Specialty Retail — (1.1%)
Zhongsheng Group Holdings, Ltd. (2)	2,662,000	3,981,305

Transportation Infrastructure — (2.2%)
Shenzhen International Holdings, Ltd. (2)	60,947,500	8,093,801

Wireless Telecommunication Services — (3.5%)
China Mobile, Ltd.	1,191,000	13,098,459

TOTAL HONG KONG — (Cost $138,373,914)	43.1%	162,219,914

HONG KONG — “H” SHARES
Automobiles — (2.1%)
Qingling Motors Co., Ltd. #	28,960,000	7,990,459

Commercial Banks — (7.8%)
Bank of China, Ltd.	13,762,000	6,795,787
Industrial & Commercial Bank of China (2)	29,829,000	22,460,061

		29,255,848

Health Care Providers & Services — (1.0%)
Sinopharm Group Co., Ltd. (2)	1,212,000	3,719,109

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES (continued)
Machinery — (2.2%)
CSR Corp., Ltd. (2)	9,930,000	$8,181,059

Oil, Gas & Consumable Fuels — (1.0%)
China Coal Energy Co., Ltd. (2)	3,405,000	3,801,845

TOTAL HONG KONG — “H” SHARES — (Cost $50,294,317)	14.1%	52,948,320

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $188,668,231)	57.2%	215,168,234

TAIWAN
Computers & Peripherals — (1.4%)
Advantech Co., Ltd.	1,284,000	5,370,565

Electronic Equipment & Instruments — (3.2%)
Delta Electronics, Inc.	1,615,000	5,852,539
WT Microelectronics Co., Ltd. #	4,819,530	6,137,346

		11,989,885

Food Products — (1.7%)
Uni-President Enterprises Corp.	3,667,508	6,434,116

	Face Amount
Insurance — (1.7%)
Taiwan Life Insurance Co., Ltd., 4.0%, 12/28/14 #@ (1)	$200,000,000	6,477,849

	Shares
Machinery — (2.0%)
Hiwin Technologies Corp. (2)	942,750	7,567,160

Multiline Retail — (2.3%)
Taiwan FamilyMart Co., Ltd. #	1,942,652	8,783,433

Real Estate Management & Development — (2.6%)
Ruentex Development Co., Ltd.	4,416,301	9,722,099

Semiconductors & Semiconductor Equipment — (7.2%)
MediaTek Inc.	559,000	6,115,083

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	6,084,000	$20,914,297

		27,029,380

TOTAL TAIWAN — (Cost $58,734,458)	22.1%	83,374,487

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $249,196,182)	84.7%	318,833,461

EQUITY-LINKED SECURITIES

Beverages — (1.5%)
Kweichow Moutai Co., Ltd. Access Product (expiration 10/26/15) 144A,*(3)	204,751	5,833,253

Household Durables — (2.3%)
Gree Electric Appliances, Inc. Access Product (expiration 01/17/14) 144A,*(4)	1,838,546	8,569,463

Insurance — (3.3%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/14) 144A,*(4)	209,900	1,611,822
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A,*(3)	1,418,047	10,889,183

		12,501,005

Machinery — (1.0%)
Zhengzhou Yutong Bus Co., Ltd. Access Product (expiration 01/20/15) 144A,*(4)	825,469	3,616,380

TOTAL EQUITY-LINKED SECURITIES — (Cost $27,995,035)	8.1%	30,520,101

DIRECT INVESTMENTS(5)

Food Products — (0.0%)
Zong Su Foods (acquired 09/21/10) *^#(1)(6)	2,677	—

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Face Amount		Value (Note A)

DIRECT INVESTMENTS (continued)

Health Care Providers & Services — (2.9%)
Golden Meditech Holdings, Ltd. 15.0%, 05/16/13 (acquired 08/27/10) #(1)(6)	HKD	58,222,500	$5,554,164
Golden Meditech Holdings, Ltd. 15.0%, 11/16/13 (acquired 08/27/10) #(1)(6)	HKD	58,222,500	5,554,164

TOTAL DIRECT INVESTMENTS — (Cost $26,114,452)		2.9%	11,108,328

	Shares

COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Securities Lending Prime Portfolio		35,983,626	35,983,626

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $35,983,626)		9.6%	35,983,626

	Face Amount

SHORT TERM INVESTMENTS
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/13 (7)		$4,085,000	4,085,000

TOTAL SHORT TERM INVESTMENTS — (Cost $4,085,000)		1.1%	4,085,000

TOTAL INVESTMENTS** — (Cost $343,374,295)		106.4%	400,530,516

OTHER ASSETS AND LIABILITIES		(6.4)%	(23,976,486)

NET ASSETS		100.0%	$376,554,030

Notes to Schedule of Investments

*	Denotes non-income producing security.
^	Security is deemed worthless.
#	Illiquid security.
†	Affiliated issuer (see Note B).
@	The bond contains a feature or option to be converted into common stock.
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security was held on loan. As of January 31, 2013, the market value of the securities loaned was $56,589,834.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of the direct investments, there were no market quotations on similar securities, and the investments were therefore initially valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by the Board of Directors at fair market value as of January 31, 2013.
(6)	The securities contain a put option which allows the Fund to sell the investments for a value at least equal to the purchase price under certain circumstances.
(7)	Repurchase agreement, dated 01/31/13, due 02/01/13 with repurchase proceeds of $4,085,000 is collateralized by US Treasury Bond, 4.5% due 02/15/36 with a market value of $4,167,930.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At January 31, 2013, these restricted securities amounted to $30,520,101, which represented 8.11% of total net assets.

**	At January 31, 2013, aggregate cost for federal tax purposes was $343,374,295. Gross unrealized appreciation of investments was $93,938,796 which gross unrealized depreciation of investments was $36,782,575, resulting in net unrealized appreciation of investments of $57,156,221.

See notes to schedule of investments.

NOTE A – Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, process for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs used to measure fair value can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining the fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in is determined based on the lowest level input that is significant to the measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT Description	Level 1	Level 2	Level 3		Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$7,990,459	$—	$—		$7,990,459
Commercial Banks	29,255,848	—	—		29,255,848
Commercial Services & Supplies	14,819,270	—	1,119,475		15,938,745
Communications Equipment	3,970,241	—	—		3,970,241
Computers & Peripherals	5,370,565	—	—		5,370,565
Diversified Financial Services	5,820,933	—	—		5,820,933
Electronic Equipment & Instruments	23,721,403	—	—		23,721,403
Food Products	6,434,116	—	—		6,434,116
Gas Utilities	10,613,573	—	—		10,613,573
Health Care Equipment & Supplies	4,382,231	—	—		4,382,231
Health Care Providers & Services	3,719,109	—	—		3,719,109
Hotels, Restaurants & Leisure	—	—	—	^	—
IT Services	20,290,740	—	—		20,290,740
Industrial Conglomerates	5,063,802	—	—		5,063,802
Insurance	—	6,477,849	—		6,477,849
Internet Software & Services	9,171,413	—	—		9,171,413
Machinery	15,748,219	—	—		15,748,219
Metals & Mining	3,887,577	—	—		3,887,577
Multiline Retail	8,783,433	—	—		8,783,433
Oil, Gas & Consumable Fuels	19,042,360	—	—		19,042,360
Personal Products	4,859,548	—	—		4,859,548
Pharmaceuticals	10,020,247	—	—		10,020,247
Real Estate Management & Development	41,983,495	—	—		41,983,495
Semiconductors & Semiconductor Equipment	31,113,990	—	—		31,113,990
Specialty Retail	3,981,305	—	—		3,981,305
Transportation Infrastructure	8,093,801	—	—		8,093,801
Wireless Telecommunication Services	13,098,459	—	—		13,098,459

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	311,236,137	6,477,849	1,119,475		318,833,461

EQUITY-LINKED SECURITIES
Beverages	—	5,833,253	—		5,833,253
Household Durables	—	8,569,463	—		8,569,463
Insurance	—	12,501,005	—		12,501,005
Machinery	—	3,616,380	—		3,616,380

TOTAL EQUITY-LINKED SECURITIES	—	30,520,101	—		30,520,101

DIRECT INVESTMENTS
Food Products	—	—	—	^	—
Health Care Providers & Services	—	—	11,108,328		11,108,328

TOTAL DIRECT INVESTMENTS	—	—	11,108,328		11,108,328

COLLATERAL FOR SECURITIES ON LOAN	35,983,626	—	—		35,983,626
SHORT TERM INVESTMENTS UNITED STATES	—	4,085,000	—		4,085,000

TOTAL INVESTMENTS	$347,219,763	$41,082,950	$12,227,803		$400,530,516

^	Security is deemed worthless.

See notes to schedule of investments.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of January 31, 2013, there were no transfers between Levels.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the three months ended January 31, 2013:

Investments in Securities	Balance as of October 31, 2012	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$2,237,417	$—	$—	$—	$(1,117,942)	$—	$—	$1,119,475	$(1,117,942)
Food Products	—	—	(1,027,971)	(8,259,965)	9,287,936	—	—	—	—

	2,237,417	—	(1,027,971)	(8,259,965)	8,169,994	—	—	1,119,475	(1,117,942)

DIRECT INVESTMENTS
Health Care Providers & Services	25,868,089	16,671,627	(31,693,299)	11,166,654	(10,904,743)	—	—	$11,108,328	(10,904,743)

	$28,105,506	$16,671,627	$(32,721,270)	$2,906,689	$(2,734,749)	$—	$—	$12,227,803	$(12,022,685)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 for the fund during the three months ended January 31, 2013:

Asset Category	Fair Value at January 31, 2013	Valuation Technique(s)	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stock

Commercial Services & Supplies	$1,119,475	Discount to last trade	Discount rate	25%	Decrease in value

Direct Investments

Health Care Providers & Services	$11,108,328	Manager valuation	Discount rate	50%	Decrease in value

	$12,227,803

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate this position than would be the case for publicly traded securities. Although this security may be resold in privately negotiated transactions, the price on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The values of these securities held at January 31, 2013 were $11,108,328 or 2.9% of the Fund’s net assets. The table below details the acquisition date, cost, and values of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value
Golden Meditech Holdings, Ltd.	08/27/2010	$11,114,418	$11,108,328
Zong Su Foods	09/21/2010	15,000,034	—

		$26,114,452	$11,108,328

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Balance of Shares/Par Held October 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held January 31, 2013	Value January 31, 2013	Income From Non- Controlled Affiliates	Gain / (Loss) Realized on Sale of Shares as of January 31, 2013
CDW Holding, Ltd.	28,454,000	—	28,454,000	—	$—	$—	$1,569,757
China Bright	14,665,617	—	14,665,617	—	—	—	11,166,654

China Everbright International, Ltd.	26,730,000	—	—	26,730,000	14,819,270	—	—

Digital China Holdings, Ltd.	9,603,000	—	2,347,000	7,256,000	11,731,518	—	(615,162)
Tiangong International Co., Ltd.	—	12,616,000	—	12,616,000	3,887,577	—	—

	79,452,617	12,616,000	45,466,617	46,602,000	$30,438,365	$—	$12,121,249

* Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	March 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	March 19, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	March 19, 2013